The following table summarizes information on finders' warrants outstanding at December 31, 2021: (Details)				12 Months Ended
	Oct. 07, 2022 CAD ($)	Oct. 15, 2021 CAD ($)	Feb. 09, 2021 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2022 $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average Remaining contractual life				4 years 3 months	4 years 7 months 6 days
Fair value of the finders' warrants | $	$ 254,684	$ 371,251	$ 150,000	$ 5,093,593	$ 5,358,000
Expected life	5 years	5 years	5 years	5 years	5 years
Expected volatility	100.00%	100.00%	100.00%	100.00%	100.00%
Risk-free interest rate	3.66%	1.50%	0.58%
Expected dividend yield	0.00%	0.00%	0.00%
Exercise Price $4.70 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares						$ 4.70
Number of outstanding | shares						57,420
Expiry date				February 9, 2026
Average Remaining contractual life				3 years 1 month 9 days
Exercise Price $4.77 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares						$ 4.77
Number of outstanding | shares						145,300
Expiry date				October 15, 2026
Average Remaining contractual life				3 years 9 months 14 days
Exercise Price $1.22 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares						$ 1.22
Number of outstanding | shares						250,000
Expiry date				October 7, 2027
Average Remaining contractual life				4 years 9 months 7 days